Share-Based Compensation - Successor Incentive Units - Summary of the activity of Incentive Units (Details) - Incentive Units - USD ($) $ / shares in Units, $ in Millions		11 Months Ended	12 Months Ended
	Jan. 16, 2020	Dec. 31, 2020	Dec. 31, 2021
Units
Outstanding at Beginning			640
Granted	660	20	143
Vested			(104)
Forfeited		(40)	(20)
Outstanding at Ending		640	659
Units outstanding and expected to vest as of December 31, 2021			659
Weighted Average Grant Date Fair Value
Outstanding at Beginning			$ 9.44
Granted	$ 9.44	$ 9.44	51.11
Vested			9.44
Forfeited		9.44	18.77
Outstanding at Ending		$ 9.44	18.19
Units outstanding and expected to vest as of December 31, 2021			$ 18.19
Unrecognized compensation cost			$ 10.0
Unrecognized compensation cost, period of recognition			2 years 7 months 6 days